Business Combinations (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Mar. 01, 2021
Business Combinations (Details) [Line Items]
Total consideration		$ 1,654
Acquisition consideration		1,404
Deferred consideration		210
Legal and other consulting fees		$ 140
Discount rate		19.00%
Revenues		$ 103,642	$ 133,246	$ 127,187
Gross profit		30,328	$ 47,552	$ 49,737
Deferred inventory		$ 50,000
Consideration payments due		The Company may be entitled for up to $3,000 thousands credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the agreement between the parties.
Risk- adjusted discount rate		10.60%
Volatility rate Percentage		13.60%
Contingent consideration total		$ 21,995
Increase amount of liability		290
Acquired inventory		14,199
Inventory installments		1,500
Deferred inventory		$ 13,788
Binding term				12 years
Fund transfer				$ 3,786
Description of fair value		(1)Customer Relations represents its fair value (Level 3) at the acquisition date, based on an Multi Period Excess Earnings Method (“MPEEM”). In measuring the Customer Relations the Company used an appropriate risk-adjusted discount rate of 11 % and churn rate of 5%. (2) Intellectual property represents its fair value (Level 3) at the acquisition date, based on a Relief from Royalties (“RFRM”) Method. In measuring the Intellectual property, the Company used an appropriate risk-adjusted discount rate of 11 % and Royalties rate of 15.2%. (3)Assumed contact manufacturing agreement represents its fair value (Level 3) at the acquisition date, based on With and Without method. Under the With and Without method the value of an intangible asset is calculated by comparing the cash-flow in situation where the valued asset is part of the business versus the cash-flow in situation where the asset is not part of the business.
Fair value of such assumed liabilities description		The fair value of such assumed liabilities at the acquisition date was estimated at $47,213 thousand, which was calculated based on the Option Pricing Method (OPM), Monte Carlo Simulation, and discounted cash flow using a discount rate in the range of 2.25 % and 11 % and the volatility of 10.8-14.2%.Such assumed liabilities includes: ●Royalties:10 % of the annual global net sales of CYTOGAM up to $ 25,000 thousand and 5 % of net sales that are greater than $ 25,000 thousand, in perpetuity; 2 % of the annual global net sales of CYTOGAM in perpetuity; and, 8 % of the annual global net sales of CYTOGAM for period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $ 5,000 thousand per year and for total amount of $30,000 thousand throughout the entire six years period. ●Sales milestones: $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,766 thousand during the twelve months period ending June 30, 2022; and, $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,390 thousand during the twelve months period ending June 30, 2023. ●Milestone: $8,500 thousand upon the receipt of FDA approval for the manufacturing of CYTOGAM at Company’s manufacturing facility.
Legal and other consulting fees		$ 1,094
Fair Value of Hierarchy [Member]
Business Combinations (Details) [Line Items]
Total consideration		21,705
Kamada Plasma LLC [Member]
Business Combinations (Details) [Line Items]
Total consideration						$ 1,614
Business Combination [Member]
Business Combinations (Details) [Line Items]
Revenues		5,381
Gross profit		$ 251
Business combination gross profit , description	If the acquisition had occurred on January 1, 2021, management estimates that consolidated revenue would have been $140,000 thousand and consolidated Net Income for the year would have been $4,000 thousand.
Forecast [Member]
Business Combinations (Details) [Line Items]
Acquisition consideration					$ 250